Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Nonvested Stock Options [Member]
Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Nonvested beginning balance		6,867,852	6,867,852
Weighted- Average Exercise Price, Nonvested beginning balance (in Dollars per share)		$ 0.38	$ 0.38
Number, Granted
Weighted- Average Exercise Price, Granted (in Dollars per share)
Number, Vested		(6,197,824)
Weighted- Average Exercise Price, Vested (in Dollars per share)		$ 0.38
Number, Forfeited
Weighted- Average Exercise Price, Forfeited (in Dollars per share)
Number, Nonvested ending balance		670,008
Weighted- Average Exercise Price, Nonvested ending balance (in Dollars per share)		$ 0.38
Nonvested RSAs [Member]
Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Nonvested beginning balance	1,649,962	167,277	167,277
Weighted- Average Exercise Price, Nonvested beginning balance (in Dollars per share)	$ 6.27	$ 5.78	$ 5.78
Number, Granted			1,774,698
Weighted- Average Exercise Price, Granted (in Dollars per share)			$ 6.3
Number, Vested			(289,013)
Weighted- Average Exercise Price, Vested (in Dollars per share)	$ 6.48		$ 5.99
Number, Forfeited
Number, Nonvested ending balance			1,649,962
Weighted- Average Exercise Price, Nonvested ending balance (in Dollars per share)			$ 6.27